Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$69,510,900.76	0.6891820	$55,910,509.11	0.5543378	$13,600,391.66
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$158,980,900.76	0.1199557	$145,380,509.11	0.1096938	$13,600,391.66

Weighted Avg. Coupon (WAC)	3.34%		3.36%
Weighted Avg. Remaining Maturity (WARM)	20.54		19.74
Pool Receivables Balance	$181,452,721.43		$167,594,537.36
Remaining Number of Receivables	30,326		29,437

Adjusted Pool Balance	$179,011,101.14		$165,410,709.48

III. COLLECTIONS

Principal:
Principal Collections	$13,455,801.06
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$262,196.75
Total Principal Collections	$13,717,997.81

Interest:
Interest Collections	$498,101.33
Late Fees & Other Charges	$43,122.39
Interest on Repurchase Principal	$-
Total Interest Collections	$541,223.72

Collection Account Interest	$9,946.73
Reserve Account Interest	$2,604.26
Servicer Advances	$-

Total Collections	$14,271,772.52

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$14,271,772.52
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$14,271,772.52

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$151,210.60	$-	$151,210.60	$151,210.60
	Collection Account Interest					$9,946.73
	Late Fees & Other Charges					$43,122.39
Total due to Servicer						$204,279.72

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$84,571.60		$84,571.60

	Total Class A interest:		$84,571.60		$84,571.60	$84,571.60

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$13,823,923.20

9.	Regular Principal Distribution Amount:					$13,600,391.66

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$13,600,391.66
	Class A Notes Total:		$13,600,391.66		$13,600,391.66
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$13,600,391.66		$13,600,391.66

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					223,531.54

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,441,620.29
Beginning Period Amount	$2,441,620.29
Current Period Amortization	$257,792.41
Ending Period Required Amount	$2,183,827.88
Ending Period Amount	$2,183,827.88
Next Distribution Date Required Amount	$1,942,779.35

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	11.19%	12.11%	12.11%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.09%	28,875	96.75%	$162,142,508.20
30 - 60 Days	1.36%	400	2.28%	$3,820,843.54
61 - 90 Days	0.46%	134	0.82%	$1,369,595.73
91-120 Days	0.10%	28	0.16%	$261,589.89
121 + Days	0.00%	0	0.00%	$-
Total		29,437		$167,594,537.36

Delinquent Receivables 30+ Days Past Due
Current Period	1.91%	562	3.25%	$5,452,029.16
1st Preceding Collection Period	1.89%	574	3.14%	$5,704,898.09
2nd Preceding Collection Period	1.77%	551	2.93%	$5,731,883.41
3rd Preceding Collection Period	1.79%	572	2.92%	$6,134,292.77
Four-Month Average	1.84%		3.06%

Repossession in Current Period		26		$169,760.57
Repossession Inventory		72		$130,260.42

Current Charge-Offs
Gross Principal of Charge-Offs				$402,383.01
Recoveries				$(262,196.75)
Net Loss				$140,186.26

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.93%

Average Pool Balance for Current Period				$174,523,629.40

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.96%
1st Preceding Collection Period				0.42%
2nd Preceding Collection Period				1.22%
3rd Preceding Collection Period				0.59%
Four-Month Average				0.80%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		52	2,907	$42,648,341.44
Recoveries		35	2,617	$(24,315,290.21)
Net Loss				$18,333,051.23
Cumulative Net Loss as a % of Initial Pool Balance				1.34%

Net Loss for Receivables that have experienced a Net Loss *		41	2,392	$18,428,774.52
Average Net Loss for Receivables that have experienced a Net Loss				$7,704.34

Principal Balance of Extensions				$1,311,170.68
Number of Extensions				127

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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